Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Regulated Operations [Abstract]
Schedule of Property Plant and Equipment
The service life ranges and weighted average remaining service life of PPE as at December 31 were as follows.

	2022		2021
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Distribution
Electric	5-80	31	5-80	32
Gas	18-95	39	18-95	38
Transmission
Electric	20-90	41	20-90	42
Gas	10-85	35	10-85	35
Generation	5-95	22	5-95	23
Other	3-80	11	3-70	13

($ millions)	Cost	Accumulated Depreciation	Net Book Value
2022
Distribution
Electric	13,650	(3,715)	9,935
Gas	6,396	(1,626)	4,770
Transmission
Electric	19,056	(4,074)	14,982
Gas	2,600	(800)	1,800
Generation	7,173	(2,679)	4,494
Other	4,803	(1,610)	3,193
Assets under construction	2,094	—	2,094
Land	395	—	395
	56,167	(14,504)	41,663

2021
Distribution
Electric	12,321	(3,359)	8,962
Gas	5,838	(1,504)	4,334
Transmission
Electric	17,104	(3,610)	13,494
Gas	2,453	(756)	1,697
Generation	7,014	(2,691)	4,323
Other	4,362	(1,454)	2,908
Assets under construction	1,759	—	1,759
Land	339	—	339
	51,190	(13,374)	37,816

Schedule of Jointly-Owned Facilities	As at December 31, 2022, interests in jointly owned facilities consisted of the following.

	Ownership		Accumulated	Net Book
($ millions, except as indicated)	(%)	Cost	Depreciation	Value
Transmission Facilities	Various	1,333	(428)	905
Springerville Common Facilities	86.0	544	(294)	250
Springerville Coal Handling Facilities	83.0	281	(133)	148
Four Corners Units 4 and 5 ("Four Corners")	7.0	264	(119)	145
Gila River Common Facilities	50.0	118	(43)	75
Luna Energy Facility ("Luna")	33.3	77	—	77
		2,617	(1,017)	1,600